Accrued Expenses	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses

20.	ACCRUED EXPENSES
Accrued expenses is comprised of the following:

(in thousands of $)	2025	2024
Finance related (1)	(46,203)	(27,560)
Vessel related (2)	(38,470)	(24,999)
Administrative related (3)	(16,946)	(13,512)
Accrued expenses	(101,619)	(66,071)
(1) “Finance related” accrued expenses comprised of accrued interest and finance charges in relation to our debt facilities (note 19).
(2) “Vessel related” accrued expenses comprised of engineering and yard-related conversion costs and vessel operating expenses such as crew wages, supplies, routine repairs, maintenance, lubricating oils and insurance. As of December 31, 2025, included in “Vessel related” are accrued costs related to MKII FLNG conversion and FLNG Gimi commissioning works $12.3 million and $5.8 million, respectively (December 31, 2024: $2.1 million and $13.6 million, respectively).
(3) “Administrative related” accrued expenses comprised of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other office and general expenses.